Mineral Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Mineral properties, plant and equipment consist of:

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2020
Net of accumulated depreciation	$950,752	$331,549	$450,926	$771,674	$2,504,901
Additions	142,463	17,159	631	30,971	191,224
Disposals	(235)	(38)	(14,315)	(382)	(14,970)
Depreciation and amortization (1)	(125,277)	(1,059)	—	(146,108)	(272,444)
Depreciation charge captured in inventory	(29,618)	—	—	—	(29,618)
Transfers	22,747	(40,531)	(5,592)	23,376	—
Closure and decommissioning – changes in estimate (Note 17)	35,913				35,913
As at December 31, 2020	$996,745	$307,080	$431,650	$679,531	$2,415,006
Cost as at December 31, 2020	$2,824,861	$321,639	$844,487	$1,461,678	$5,452,665
Accumulated depreciation and impairments	(1,828,116)	(14,559)	(412,837)	(782,147)	(3,037,659)
Carrying value – December 31, 2020	$996,745	$307,080	$431,650	$679,531	$2,415,006
(1)Includes $18.0 million of depreciation and amortization included in mine care and maintenance for the year ended December 31, 2020.

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2019
Net of accumulated depreciation	$678,489	$73,375	$249,231	$299,907	$1,301,002
Additions	152,033	42,487	549	68,664	263,733
Tahoe acquisition (Note 8)	314,604	274,817	194,900	455,080	1,239,401
Disposals	(2,461)	(13)	—	(2,010)	(4,484)
Depreciation and amortization	(113,067)	—	—	(140,386)	(253,453)
Depreciation charge captured in inventory	(33,810)	—	—	—	(33,810)
Impairment charge	—	(33,245)	(6,805)	—	(40,050)
Transfers	(77,598)	(25,872)	13,051	90,419	—
Closure and decommissioning – changes in estimate (Note 17)	32,562	—	—	—	32,562
As at December 31, 2019	$950,752	$331,549	$450,926	$771,674	$2,504,901
Cost as at December 31, 2019	$2,429,815	$398,485	$876,859	$1,476,170	$5,181,329
Accumulated depreciation and impairments	(1,479,063)	(66,936)	(425,933)	(704,496)	(2,676,428)
Carrying value – December 31, 2019	$950,752	$331,549	$450,926	$771,674	$2,504,901

	December 31, 2020			December 31, 2019
	Cost	Accumulated Depreciation and Impairment	Carrying Value	Cost	Accumulated Depreciation and Impairment	Carrying Value
Huaron, Peru	$218,270	$(135,932)	$82,338	$215,109	$(126,301)	$88,808
Morococha, Peru	267,705	(175,844)	91,861	258,862	(164,501)	94,361
Shahuindo, Peru	546,643	(86,855)	459,788	498,960	(39,668)	459,292
La Arena, Peru	170,401	(66,313)	104,088	112,014	(22,853)	89,161
Alamo Dorado, Mexico	71,725	(71,725)	—	71,724	(71,724)	—
La Colorada, Mexico	308,378	(164,443)	143,935	305,357	(143,232)	162,125
Dolores, Mexico (1)	1,709,105	(1,228,492)	480,613	1,608,334	(1,091,862)	516,472
Manantial Espejo, Argentina (2)(4)	513,626	(485,036)	28,590	371,677	(367,901)	3,776
San Vicente, Bolivia	144,790	(101,408)	43,382	143,251	(95,360)	47,891
Timmins, Canada	307,243	(75,902)	231,341	292,986	(42,672)	250,314
Other	28,653	(18,313)	10,340	27,711	(17,485)	10,226
Total	$4,286,539	$(2,610,263)	$1,676,276	$3,905,985	$(2,183,559)	$1,722,426

Land and Non-Producing Properties:
Land	$6,758	$(1,254)	$5,504	$5,528	$(1,267)	$4,261
Navidad, Argentina (3)	566,577	(376,101)	190,476	566,577	(376,101)	190,476
Escobal, Guatemala	259,198	(1,072)	258,126	249,353	—	249,353
Timmins, Canada	71,099	—	71,099	87,747	—	87,747
Shahuindo, Peru	6,079	—	6,079	15,586	—	15,586
La Arena, Peru	117,000	—	117,000	117,000	—	117,000
Minefinders, Mexico	80,239	(36,975)	43,264	83,079	(36,975)	46,104
La Colorada, Mexico	21,589	—	21,589	15,544	—	15,544
Morococha, Peru	5,054	—	5,054	7,213	—	7,213
Projects, Argentina (4)	—	—	—	95,851	(66,859)	28,992
Other	32,533	(11,994)	20,539	31,866	(11,667)	20,199
Total non-producing properties	$1,166,126	$(427,396)	$738,730	$1,275,344	$(492,869)	$782,475
Total mineral properties, plant and equipment	$5,452,665	$(3,037,659)	$2,415,006	$5,181,329	$(2,676,428)	$2,504,901
(1)Includes previously recorded impairment charges of $748.9 million at December 31, 2020 (2019 - $748.9 million).
(2)Includes previously recorded impairment charges of $173.3 million at December 31, 2020 (2019 - $173.3 million).
(3)Includes previously recorded impairment charges of $376.1 million at December 31, 2020 (2019 - $376.1 million).
(4)Comprised of the Joaquin and COSE projects which entered commercial production and were transferred to Manantial Espejo during the year ended December 31, 2020.